Mineral Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

		December 31, 2023			December 31, 2022
		Cost	Accumulated Depreciation	Carrying Value	Cost	Accumulated Depreciation	Carrying Value
Producing:
Mexico	Las Chispas	$281,371	$(37,130)	$244,241	221,280	(7,884)	213,396

Non-Producing:
Mexico	Other	2,748	(261)	$2,487	331	(280)	51
Canada	Other	58	(58)	$-	15,328	(677)	14,651
		2,806	(319)	2,487	15,659	(957)	14,702
Total		$284,177	$(37,449)	$246,728	$236,939	$(8,841)	$228,098

	Mining Properties
	Depletable	Non-depletable
	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Cost
At December 31, 2021	$62,285	$2,488	$103,100	$167,873
Additions	58,006	-	24,715	82,721
Transfers to inventories	(13,655)	-	-	(13,655)
At December 31, 2022	106,636	2,488	127,815	236,939
Additions	37,518	-	11,791	49,309
Disposals	-	-	(2,071)	(2,071)
Transfers	152	(152)	-	-
At December 31, 2023	$144,306	$2,336	$137,535	$284,177

Accumulated depreciation and depletion
At December 31, 2021	$-	$-	$(2,187)	$(2,187)
Depreciation	(1,536)	-	(5,118)	(6,654)
At December 31, 2022	(1,536)	-	(7,305)	(8,841)
Depreciation	(9,554)	-	(11,794)	(21,348)
Depreciation charge captured in inventory	(3,509)	-	(4,457)	(7,966)
Disposals	221	-	485	706
At December 31, 2023	$(14,378)	$-	$(23,071)	$(37,449)

Carrying amounts
At December 31, 2022	$105,100	$2,488	$120,510	$228,098
At December 31, 2023	$129,928	$2,336	$114,464	$246,728